Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Commodities	$ 111	$ 111
Debt securities		9
Time deposits and short-term investments with original maturity more than 90 days	569	11,089
Derivative financial instruments	355	204
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 1,035	$ 11,413